SEGMENT AND GEOGRAPHIC INFORMATION	12 Months Ended
Dec. 31, 2014
SEGMENT AND GEOGRAPHIC INFORMATION [Abstract]
SEGMENT AND GEOGRAPHIC INFORMATION
20.	SEGMENT AND GEOGRAPHIC INFORMATION

The Group operates and manages its business as a single segment. The Group's chief operating decision maker has been identified as the Chief Executive Officer, who reviews the consolidated results when making decisions about allocating resources and assessing performance of the Group.

Geographical information

The Group operates in the PRC and all of the Group's identifiable assets are located in the PRC.

Although the Group operates in multiple cities in the PRC which include Beijing, Shanghai, Guangzhou, Shenzhen, Nanjing and other cities, it believes it operates in one segment as the Group provides services to customers irrespective of their locations. Accordingly all relevant information about the Group's operations can be found in the consolidated financial statements.

Major Customers

There is no individual customer with advertising service revenue over 10% of the advertising service revenue for the years ended December 31, 2012, 2013 and 2014.

There is no individual customer with balances over 10% of the accounts receivable as of December 31, 2013, and one customer accounted for 11% and 13% of the accounts receivable as of December 31, 2012 and 2014, respectively.